Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2019	2018
Restricted cash	$(2)	$—
Accounts receivable (1)	(17)	53
Other current assets	—	6
Deferred funding asset	—	18
Accounts payable and accrued liabilities (2) (3)	(30)	(15)
	(49)	62
Operating activities	(40)	68
Investing activities	(9)	(6)
	$(49)	$62
Interest paid in cash	$35	$20
Income taxes paid ( recovered ) in c ash	$—	$—

(1)	At December 31, 2019, $4 million is related to assets classified as held for sale (2018 — $nil).
(2)	At December 31, 2019, $6 million is related to assets classified as held for sale (2018 — $nil).
(3)	Includes share-based compensation plans.